INVESTMENTS AND OTHER FINANCIAL ASSETS - Narrative (Details) - EUR (€) € in Thousands, shares in Thousands	Feb. 22, 2017	Nov. 07, 2016	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information about unconsolidated subsidiaries [line items]
Proceeds from the sale of assets and liabilities related to investment properties	€ 10,878
Dividends received from investments accounted for using equity method, classified as investing activities	€ 2,571
Investments in associates			€ 732,947	€ 790,377
Other securities and financial assets			6,698	€ 1,020
FCA Bank
Disclosure of information about unconsolidated subsidiaries [line items]
Cash received as funding for FFS GmbH		€ 431,958
Liberty Media
Disclosure of information about unconsolidated subsidiaries [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (shares)	145
Investments in associates	€ 2,887
Debt instruments held	€ 851
Other securities and financial assets			€ 5,705